Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
9. Stock-Based Compensation
2020 Equity Incentive Plan
On July 21, 2020, the Company’s board of directors and its stockholders approved the 2020 Equity Incentive Plan (the “2020 Plan”). The 2020 Plan became effective immediately prior to the closing of the Company’s December 2020 IPO. The 2020 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock or restricted stock units to any of its employees, directors, consultants and other service providers or those of its affiliates. The board of directors has initially designated the compensation committee to administer the 2020 Plan. The compensation committee has broad authority to administer the plan and to determine the vesting conditions for awards. Neither the compensation committee nor the board of directors are authorized to reprice outstanding options or stock appreciation rights without shareholder consent. In addition, any amendments to increase the total number of shares reserved for issuance under the 2020 Plan or modification of the classes of participants eligible to awards requires ratification by the stockholders. Subject to certain adjustments, the maximum number of shares of common stock that may be issued under the 2020 Plan in connection with awards is limited to 8,650,000 shares.
Following the effectiveness of the 2020 Plan, the Company ceased making grants under the 2011 Plan. However, the 2011 Plan continues to govern the terms and conditions of the outstanding awards granted under the 2011 Plan. Shares of common stock subject to awards granted under the 2011 Plan that cease to be subject to such awards by forfeiture or otherwise after the effective date of the 2020 Plan will become available for issuance under the 2020 Plan.
2011 Equity Incentive Plan
Prior to the closing of its IPO, the Company maintained the 2011 Plan, pursuant to which the Company made grants of non-qualified
stock options to eligible employees and other service providers.
Stock Options
During the years ended December 31, 2022 and 2021, the Company granted options with an aggregate fair value of $536,965 and $484,669, respectively, which are being amortized to expense over the vesting period of the options as the services are being provided.

The following is a summary of option activity under the 2011 Plan and the 2020 Plan:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (In Years)
Outstanding at December 31, 2020	3,596,444	$2.27	7.73
Granted	215,898	3.88	—
Exercised	(112,268)	0.70	—
Forfeited	(40,708)	0.38	—
Cancelled	—	—	—

Outstanding at December 31, 2021	3,659,366	2.43	6.99
Granted	869,887	1.00	—
Exercised	(21,854)	2.02	—
Forfeited	(113,030)	1.28	—
Cancelled	—	—	—

Outstanding at December 31, 2022	4,394,369	2.19	6.20

Exercisable at December 31, 2022	3,497,813	2.33	1.64

As of December 31, 2022, the intrinsic value of options outstanding was $0.3 million and 100% of the intrinsic value of options was exercisable. Intrinsic value is calculated based on the aggregate difference between the closing price of the Company’s common stock on the last trading day of 2022 and the exercise price of each in the money stock option award.
There were no options to purchase stock that vest
ed
upon the achievement of performance conditions at December 31, 2022.
The weighted-average fair values of options granted in the years ended December 31, 2022 and 2021 were $0.64 and $2.24, per share, respectively, and were calculated using the following estimated assumptions:

	Year ended December 31,
	2022	2021
Weighted-average risk-free interest rate	2.17%	0.59%
Expected dividend yield	0.00%	0.00%
Expected volatility	84.88%	82.22%
Expected terms	4.39 years	3.97 years
The total fair values of stock options that vested during the years ended December 31, 2022 and 2021 were $618,157 and $1,150,320, respectively.
As of December 31, 2022, there was $196,977 of total unrecognized compensation cost related to non-vested
stock options granted under the 2011 Plan and the 2020 Plan. The Company expects to recognize that cost over a remaining weighted-average period of 1.64 years as of December 31, 2022.
Restricted Stock Units
During the years ended December 31, 2022 and 2021, there were no restricted stock units issued or outstanding.

Stock-Based Compensation Expense
The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Year ended December 31,
	2022	2021
Research and development	$120,671	$665,834
Selling, general and administrative	337,476	866,042

Total stock-based compensation expense	$458,147	$1,531,876